Schedule of Investments

January 31, 2025 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
U.S. Common Stock (98.0%)
Communication Services (1.8%)
Nexstar Media Group, Cl A	22,300	$3,417
Playtika Holding	212,358	1,523
Shutterstock	28,200	832
TEGNA	125,800	2,292
Yelp, Cl A*	49,600	1,981
		10,045

Consumer Discretionary (13.7%)
Academy Sports & Outdoors	54,400	2,846
ADT	287,600	2,209
Adtalem Global Education*	27,200	2,914
AutoNation*	12,000	2,263
Bloomin' Brands	115,000	1,444
BorgWarner	72,400	2,310
Capri Holdings*	14,500	359
Carriage Services, Cl A	66,950	2,741
Carter's	27,200	1,467
Crocs*	18,100	1,847
Dine Brands Global	24,400	741
El Pollo Loco Holdings*	112,000	1,330
Ethan Allen Interiors	68,900	2,137
G-III Apparel Group*	83,800	2,616
Goodyear Tire & Rubber*	74,800	663
Group 1 Automotive	11,800	5,386
Guess?	83,500	1,078
H&R Block	42,900	2,373
Harley-Davidson	82,300	2,227
Haverty Furniture	33,600	754
JAKKS Pacific*	20,080	604
KB Home	65,800	4,415
Marriott Vacations Worldwide	8,150	707
Mattel*	168,100	3,134
Meritage Homes	31,800	2,476
Nordstrom	71,800	1,738
ODP*	34,400	777
Penske Automotive Group	5,600	928
Perdoceo Education	93,600	2,694
Playa Hotels & Resorts*	152,300	1,867
Polaris	12,900	615
PVH	33,300	2,984
Sally Beauty Holdings*	80,000	870
Shoe Carnival	45,300	1,226
Smith & Wesson Brands	84,200	883
Toll Brothers	17,100	2,322
Tri Pointe Homes*	81,900	3,019
Winnebago Industries	22,000	1,052
		72,016

Consumer Staples (4.1%)
Central Garden & Pet, Cl A*	34,700	1,082
Edgewell Personal Care	58,919	1,962

LSV Small Cap Value Fund
	Shares	Value (000)
Consumer Staples (continued)
Energizer Holdings	68,600	$2,332
Herbalife*	185,900	1,015
Ingles Markets, Cl A	16,264	1,077
Ingredion	35,800	4,885
PriceSmart	24,800	2,256
SpartanNash	116,300	2,120
Spectrum Brands Holdings	13,400	1,133
WK Kellogg	210,100	3,486
		21,348

Energy (7.4%)
Berry	224,200	978
CNX Resources*	104,100	2,850
CONSOL Energy	17,500	1,581
DHT Holdings	157,204	1,780
Gulfport Energy*	14,200	2,535
Helmerich & Payne	106,600	3,368
HF Sinclair	81,700	2,948
Liberty Energy, Cl A	150,300	2,752
Matador Resources	78,640	4,560
Murphy Oil	72,300	1,925
NOV	187,700	2,712
Patterson-UTI Energy	97,300	785
PBF Energy, Cl A	37,000	1,083
Peabody Energy	80,300	1,457
Scorpio Tankers	40,200	1,914
SM Energy	60,500	2,297
World Kinect	103,600	2,929
		38,454

Financials (31.3%)
Affiliated Managers Group	15,600	2,932
Amalgamated Financial	38,100	1,331
Apollo Commercial Real Estate Finance‡	85,482	757
Arbor Realty Trust‡	116,631	1,562
Associated Banc-Corp	222,100	5,583
Axis Capital Holdings	39,400	3,586
Banco Latinoamericano de Comercio Exterior, Cl E	88,800	3,355
Bank of NT Butterfield & Son	95,300	3,497
Bank OZK	81,700	4,150
BankUnited	60,800	2,499
Berkshire Hills Bancorp	53,600	1,576
Blue Owl Capital	156,700	2,368
Brookline Bancorp	106,700	1,305
Camden National	48,500	2,200
Capitol Federal Financial	256,100	1,524
Carlyle Secured Lending	90,300	1,676
Cathay General Bancorp	43,603	2,071
Central Pacific Financial	95,300	2,849
Chimera Investment‡	88,100	1,312
CNO Financial Group	172,900	6,905
Columbia Banking System	169,900	4,739

Schedule of Investments

January 31, 2025 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Financials (continued)
Community Trust Bancorp	17,000	$910
Dime Community Bancshares	62,200	1,943
Employers Holdings	46,600	2,291
EVERTEC	28,500	925
Fidelis Insurance Holdings	116,280	1,919
Financial Institutions	43,990	1,160
First BanCorp	167,700	3,481
First Busey	103,900	2,523
First Commonwealth Financial	75,200	1,254
First Financial	37,179	1,792
First Horizon	183,400	4,015
FNB	111,400	1,748
FS KKR Capital	76,915	1,799
Fulton Financial	139,800	2,844
Genworth Financial, Cl A*	231,200	1,672
Golub Capital BDC	187,200	2,944
Great Southern Bancorp	27,200	1,599
Hancock Whitney	51,900	3,101
Hanmi Financial	117,500	2,822
Hope Bancorp	181,300	2,114
Horizon Bancorp	136,500	2,292
International Money Express*	134,500	2,543
Jackson Financial, Cl A	35,900	3,383
Lincoln National	59,800	2,103
Mercantile Bank	48,657	2,375
MFA Financial‡	84,325	885
MGIC Investment	203,900	5,209
Mr Cooper Group*	36,600	3,799
Navient	78,800	1,077
New Mountain Finance	112,800	1,322
Oaktree Specialty Lending	44,631	714
OceanFirst Financial	117,700	2,114
OFG Bancorp	90,500	3,865
Old National Bancorp	46,500	1,109
Old Second Bancorp	67,691	1,272
PennantPark Investment	195,900	1,393
Peoples Bancorp	39,500	1,290
Popular	42,000	4,322
Premier Financial	59,400	1,653
QCR Holdings	9,562	744
Radian Group	113,000	3,844
Redwood Trust‡	218,620	1,432
Regional Management	38,100	1,364
Rithm Capital‡	216,400	2,491
Sixth Street Specialty Lending	90,000	2,014
Synovus Financial	50,400	2,844
Universal Insurance Holdings	47,900	926
Valley National Bancorp	171,700	1,765
WaFd	57,900	1,718

LSV Small Cap Value Fund
	Shares	Value (000)
Financials (continued)
Zions Bancorp	75,100	$4,344
		166,839

Health Care (8.2%)
Alkermes*	78,700	2,481
Catalyst Pharmaceuticals*	119,124	2,687
Collegium Pharmaceutical*	48,200	1,548
Exelixis*	156,300	5,182
Halozyme Therapeutics*	61,100	3,461
Harmony Biosciences Holdings*	90,800	3,520
Inmode*	24,900	429
Integra LifeSciences Holdings*	89,600	2,339
Ironwood Pharmaceuticals, Cl A*	145,100	340
Jazz Pharmaceuticals*	50,100	6,231
Lantheus Holdings*	25,800	2,387
Organon	235,000	3,657
Patterson	41,600	1,288
Premier, Cl A	110,600	2,506
Prestige Consumer Healthcare*	19,600	1,505
QuidelOrtho*	22,100	960
United Therapeutics*	9,600	3,371
		43,892

Industrials (12.0%)
ABM Industries	62,202	3,319
ACCO Brands	298,000	1,567
AGCO	32,400	3,384
American Woodmark*	30,100	2,344
Apogee Enterprises	35,900	1,832
ArcBest	12,300	1,176
Atkore	44,600	3,632
Covenant Logistics Group, Cl A	20,200	560
CSG Systems International	46,900	2,757
Deluxe	70,000	1,623
DNOW*	71,900	1,070
Ennis	60,900	1,264
Gates Industrial*	163,700	3,386
Greenbrier	41,600	2,756
Griffon	40,800	3,092
Kelly Services, Cl A	58,300	821
Mueller Industries	33,200	2,615
Oshkosh	37,400	4,353
Park-Ohio Holdings	16,500	411
Primoris Services	39,000	2,994
Quad	216,731	1,456
Quanex Building Products	6,200	130
Rush Enterprises, Cl A	37,000	2,247
Ryder System	35,600	5,675
Safe Bulkers	311,000	1,104
SkyWest*	15,150	1,832

Schedule of Investments

January 31, 2025 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Industrials (continued)
Sun Country Airlines Holdings*	128,300	$2,176
Timken	19,300	1,549
Wabash National	104,800	1,635
WESCO International	8,300	1,536
		64,296

Information Technology (7.0%)
Adeia	118,800	1,527
Amkor Technology	152,100	3,743
Avnet	54,600	2,821
Belden	14,710	1,713
Cirrus Logic*	42,600	4,279
Daktronics*	12,413	204
DXC Technology*	84,000	1,824
Information Services Group	35,558	109
NetScout Systems*	81,800	1,950
Photronics*	134,400	3,090
Progress Software	23,340	1,338
Sanmina*	57,600	4,823
ScanSource*	45,525	1,905
TD SYNNEX	20,600	2,936
Teradata*	95,860	3,059
Vontier	68,000	2,621
		37,942

Materials (3.8%)
AdvanSix	58,200	1,820
Berry Global Group	44,000	2,989
Commercial Metals	31,500	1,527
Constellium, Cl A*	149,300	1,483
Glatfelter*	19,893	371
Greif, Cl A	16,300	998
Ingevity*	29,700	1,347
Koppers Holdings	53,300	1,586
O-I Glass, Cl I*	88,300	1,054
SunCoke Energy	257,500	2,418
Sylvamo	54,100	4,334
		19,927

Real Estate (6.8%)
American Assets Trust‡	128,400	3,118
Apple Hospitality REIT‡	156,600	2,418
Brandywine Realty Trust‡	193,600	1,063
Broadstone Net Lease, Cl A‡	116,000	1,826
City Office REIT‡	130,200	691
Cousins Properties	100,900	3,080
CTO Realty Growth‡	94,350	1,852
EPR Properties‡	67,100	3,094
Gladstone Commercial‡	45,800	742
Global Medical REIT‡	186,100	1,459
Highwoods Properties‡	88,600	2,640
Industrial Logistics Properties Trust‡	85,200	338

LSV Small Cap Value Fund
	Shares	Value (000)
Real Estate (continued)
Kilroy Realty‡	58,700	$2,290
Kite Realty Group Trust‡	90,600	2,097
Outfront Media	156,803	2,885
Park Hotels & Resorts‡	123,600	1,667
Sabra Health Care REIT‡	161,700	2,702
Service Properties Trust‡	150,500	429
Uniti Group‡	274,400	1,495
		35,886

Utilities (1.9%)
National Fuel Gas	57,500	4,027
UGI	192,200	5,906
		9,933

TOTAL U.S. COMMON STOCK
(Cost $456,399)		520,578
	Face Amount (000)
Repurchase Agreement (1.9%)
South Street Securities
4.000%, dated 01/31/2025, to be repurchased on 02/03/2025, repurchase price $10,288 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $9,611, 0.500% - 4.875%, 02/28/2026 – 11/15/2048; total market value $10,491)	$10,285	10,285

TOTAL REPURCHASE AGREEMENT
(Cost $10,285)		10,285

Total Investments – 99.9%
(Cost $466,684)		$530,863

Percentages are based on Net Assets of $531,256 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

BDC — Business Development Company
Cl — Class
REIT — Real Estate Investment Trust

LSV-QH-004-2400

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